Borrowings	12 Months Ended
Dec. 31, 2025
Text block 1 [Abstract]
Borrowings
31 Borrowings

	2025	2024

Capital funding	1,396	1,533

Operational funding	586	1,480

On December 31	1,982	3,013

Current	10	37

Non-current	1,972	2,976

Fair value of borrowings	2,059	3,076
Aegon’s borrowings are defined separately as capital funding and operational funding. Capital funding includes debt securities issued for general corporate purposes and to capitalize its business units. Capital funding is part of the Company’s total capitalization and is used to finance its subsidiaries and the cash held at the holding company. Operational funding includes debt securities issued to finance dedicated asset pools. These assets are either legally segregated or tracked as separate portfolios.
The difference between the contractually required payment at the maturity date and the carrying amount of the borrowings amounted to EUR 6 million positive (2024: EUR 8 million positive).
Capital funding
A detailed composition of capital funding is included in the following table:

	Coupon rate	Coupon date	Issue / Maturity	2025	2024

USD 760 million Senior Unsecured Notes	5.500%	Semi-annually, April 16	2024 / 27	647	731

GBP 250 million Medium-Term Notes	6.125%	December 15	1999 / 31	286	301

GBP 400 million Senior Unsecured Notes	6.625%	Semi-annually, December 16	2009 / 39	455	480

Other				9	20

On December 31				1,396	1,533
These loans are considered senior debt in calculating financial leverage in note
37 Capital management and solvency
.
Operational funding
In 2025, the operational funding decreased by EUR 895 million mainly due to the paydown of Federal Home Loan Bank (FHLB) borrowings. This borrowing program is part of Aegon’s asset–liability management strategy.

	Coupon rate	Coupon date	Issue / Maturity	2025	2024

FHLB Secured borrowings 1	Fixed	Quarterly	2022 / 26	554	1,449

North Westerly VI Note 1	Floating	Quarterly	2020 / 32	15	15

North Westerly VII Note 1	Floating	Quarterly	2021 / 34	16	16

On December 31				586	1,480

1	Issued by a subsidiary of Aegon Ltd.
Other
The floating-rate undrawn committed borrowing facilities expiring beyond one year amounted to EUR 1,351 million on December 31, 2025 (2024: EUR 1,544 million). The decrease of the facilities was the result of net exchange differences.
There were no defaults or breaches of conditions during the period.